Prospectus Supplement — March 1, 2012 to the Prospectuses, as supplemented, of the following funds:

Fund	Prospectuses Dated
Columbia Select Large-Cap Value Fund	3/7/2011
Columbia Select Smaller-Cap Value Fund	3/7/2011
The following changes are hereby made to the prospectuses of Columbia Select Large-Cap Value Fund and Columbia Select Smaller-Cap Value Fund. References to “the Fund” throughout the supplement refer to Columbia Large-Cap Value Fund and Columbia Select Smaller-Cap Value Fund singularly or collectively as the context requires.

Columbia Select Large-Cap Value Fund
For Columbia Select Large-Cap Value Fund:
Fees and Expenses of the Fund
The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Select Large-Cap Value Fund) Columbia Select Large-Cap Value Fund	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	ClassW	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (Columbia Select Large-Cap Value Fund)		Columbia Select Large-Cap Value Fund	Columbia Select Large-Cap Value Fund Class A	Columbia Select Large-Cap Value Fund Class B	Columbia Select Large-Cap Value Fund Class C	Columbia Select Large-Cap Value Fund Class I	Columbia Select Large-Cap Value Fund Class R	Columbia Select Large-Cap Value Fund Class R4	Columbia Select Large-Cap Value Fund Class R5	Columbia Select Large-Cap Value Fund Class W	Columbia Select Large-Cap Value Fund Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	ClassW	Class Z
Management fees			0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%
Distribution and/or service (12b-1) fees			0.25%	1.00%	1.00%	none	0.50%	none	none	0.25%	none
Other expenses			0.31%	0.31%	0.31%	0.12%	0.31%	0.41%	0.16%	0.31%	0.31%
Total annual fund operating expenses			1.27%	2.02%	2.02%	0.83%	1.52%	1.12%	0.87%	1.27%	1.02%
Less: Fee waiver/expense reimbursement	[2]		(0.02%)	(0.02%)	(0.02%)	none	(0.02%)	none	none	(0.02%)	(0.02%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		1.25%	2.00%	2.00%	0.83%	1.50%	1.12%	0.87%	1.25%	1.00%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.25% for Class A, 2.00% for Class B, 2.00% for Class C, 0.86% for Class I, 1.50% for Class R, 1.16% for Class R4, 0.91% for Class R5, 1.25% for Class W and 1.00% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:
Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Columbia Select Large-Cap Value Fund) Columbia Select Large-Cap Value Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	695	953	1,231	2,024
Class B	Class B (if shares are redeemed)	703	932	1,287	2,158
Class C	Class C (if shares are redeemed)	303	632	1,087	2,351
Class I	Class I (whether or not shares are redeemed)	85	265	461	1,029
Class R	Class R (whether or not shares are redeemed)	153	479	828	1,816
Class R4	Class R4 (whether or not shares are redeemed)	114	356	618	1,368
Class R5	Class R5 (whether or not shares are redeemed)	89	278	483	1,077
Class W	Class W (whether or not shares are redeemed)	127	401	696	1,537
Class Z	Class Z (whether or not shares are redeemed)	102	323	562	1,251

Expense Example, No Redemption (Columbia Select Large-Cap Value Fund) Columbia Select Large-Cap Value Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B	Class B (if shares are not redeemed)	203	632	1,087	2,158
Class C	Class C (if shares are not redeemed)	203	632	1,087	2,351